Exhibit 99.1

World Omni Auto Receivables Trust 2013-B

Monthly Servicer Certificate

December 31, 2016

Dates Covered
Collections Period	12/01/16 - 12/31/16
Interest Accrual Period	12/15/16 - 01/16/17
30/360 Days	30
Actual/360 Days	33
Distribution Date	01/17/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/16	152,800,935.69	14,821
Yield Supplement Overcollateralization Amount 11/30/16	2,522,079.61	0
Receivables Balance 11/30/16	155,323,015.30	14,821
Principal Payments	8,399,280.84	270
Defaulted Receivables	313,322.48	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/16	2,279,322.23	0
Pool Balance at 12/31/16	144,331,089.75	14,524

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	18.52%

Prepayment ABS Speed	1.21%

Overcollateralization Target Amount	7,614,178.45
Actual Overcollateralization	7,614,178.45

Weighted Average APR	3.44%
Weighted Average APR, Yield Adjusted	5.04%
Weighted Average Remaining Term	28.03

Delinquent Receivables:
Past Due 31-60 days	3,834,510.88	266
Past Due 61-90 days	969,683.36	69
Past Due 91-120 days	223,432.24	15
Past Due 121+ days	0.00	0
Total	5,027,626.48	350

Total 31+ Delinquent as % Ending Pool Balance	3.48%

Recoveries	192,185.37

Aggregate Net Losses/(Gains) - December 2016	121,137.11

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.94%
Prior Net Losses Ratio	0.13%
Second Prior Net Losses Ratio	0.34%
Third Prior Net Losses Ratio	1.32%
Four Month Average	0.68%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.58%

Flow of Funds	$ Amount

Collections	9,027,550.21
Advances	1,594.27
Investment Earnings on Cash Accounts	2,872.42
Servicing Fee	(129,435.85)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	8,902,581.05

Distributions of Available Funds
(1) Class A Interest	134,408.98
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	855,667.49
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,614,178.45
(7) Distribution to Certificateholders	275,953.23
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	8,902,581.05

Servicing Fee	129,435.85
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 12/15/16	145,186,757.24
Principal Paid	8,469,845.94
Note Balance @ 01/17/17	136,716,911.30

Class A-1
Note Balance @ 12/15/16	0.00
Principal Paid	0.00
Note Balance @ 01/17/17	0.00
Note Factor @ 01/17/17	0.0000000%

Class A-2
Note Balance @ 12/15/16	0.00
Principal Paid	0.00
Note Balance @ 01/17/17	0.00
Note Factor @ 01/17/17	0.0000000%

Class A-3
Note Balance @ 12/15/16	19,901,757.24
Principal Paid	8,469,845.94
Note Balance @ 01/17/17	11,431,911.30
Note Factor @ 01/17/17	4.8646431%

Class A-4
Note Balance @ 12/15/16	109,676,000.00
Principal Paid	0.00
Note Balance @ 01/17/17	109,676,000.00
Note Factor @ 01/17/17	100.0000000%

Class B
Note Balance @ 12/15/16	15,609,000.00
Principal Paid	0.00
Note Balance @ 01/17/17	15,609,000.00
Note Factor @ 01/17/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	156,781.88
Total Principal Paid	8,469,845.94
Total Paid	8,626,627.82

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	13,765.38
Principal Paid	8,469,845.94
Total Paid to A-3 Holders	8,483,611.32

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2106476
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.3798423
Total Distribution Amount	11.5904899

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0585761
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	36.0418976
Total A-3 Distribution Amount	36.1004737

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	101.03
Noteholders' Principal Distributable Amount	898.97

Account Balances	$ Amount

Advances
Balance as of 11/30/16	38,734.62
Balance as of 12/31/16	40,328.89
Change	1,594.27

Reserve Account
Balance as of 12/15/16	1,903,544.61
Investment Earnings	535.75
Investment Earnings Paid	(535.75)
Deposit/(Withdrawal)	-
Balance as of 01/17/17	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61